Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies

(20) Commitments and Contingencies

The Company and its subsidiaries are named as defendants in various pending or threatened legal proceedings on an ongoing basis, including five putative and certified class action proceedings, arising from the conduct of business. Two of the class action lawsuits, Negrete v. Allianz Life Insurance Company of North America (CV 05-6838 CAS) and Healey v. Allianz Life Insurance Company of North America (CV 05-8908 CAS) have been certified as class actions, and have been consolidated in the United State District Court, Central District of California, Western Division. One of the other putative class action lawsuits, Jones v. Allianz Life Insurance Company of North America (CV00000145 SWW), is pending in the United States District Court, Eastern District of Arkansas, and has been stayed. One of the putative class action lawsuits, Smith v. Questar Capital Corporation and Allianz Life Insurance Company of North America (12-CV-02669 SRN/TNL) is pending in the United States District Court for the District of Minnesota. The other putative class action lawsuit, Snyder v. Acord Corporate et. al. (1:14-cv01736-JLK) is pending in the United States District Court for the District of Colorado. The Company generally intends to vigorously contest the lawsuits, but is or may pursue settlement negotiations in some cases, if appropriate. The Company has obtained preliminary approval of a settlement of the Negrete/Healey lawsuits. The outcome of the other cases is uncertain at this time, and there can be no assurance that such litigation, or any future litigation, will not have a material adverse effect on the Company and/or its subsidiaries. The Company recognizes legal costs for defending itself as incurred. When evaluating litigation, claims, and assessments, management considers the nature of the litigation, progress of the case, opinions, or views of legal counsel, as well as prior experience in similar cases. Management uses this information to assess whether the amount of loss can be reasonably estimated prior to making any accruals.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

The financial services industry, including mutual funds, variable and fixed annuities, life insurance, distribution companies, and broker-dealers, is subject to close scrutiny by regulators, legislators, and the media.

Federal and state regulators, such as state insurance departments, state securities departments, the SEC, the Financial Industry Regulatory Authority (FINRA) and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning various selling practices, including suitability reviews, product exchanges, sales to seniors, and compliance with, among other things, insurance laws and securities laws. State regulators have also been investigating various practices relating to unclaimed property, and the Company has reached settlement agreements with some state regulators regarding the unclaimed property. The Company is subject to ongoing market conduct examinations and investigations by regulators, which may have a material adverse effect on the Company.

These matters could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future. When evaluating litigation, claims, and assessments, management considers the nature of the litigation, progress of the case, opinions or views of legal counsel, as well as prior experience in similar cases. Management uses this information to assess whether a loss is probable and if the amount of loss can be reasonably estimated prior to making any accruals.

The Company has private placement investments that may require a commitment of capital within the next year. The Company had capital commitments of $188,000 and $84,000 at December 31, 2014 and 2013, respectively.

The Company has limited partnership investments that require a commitment of Capital. The Company has open capital commitments of $17,957 and $949 at December 31, 2014 and 2013, respectively. The investments in the limited partnerships were $12,043 and $9,051 for the years ended December 31, 2014 and 2013.

The Company has commercial mortgage loan investments that require additional commitments of capital within the next year. The Company had capital commitments for new mortgage loans of $157,050 and $364,400 at December 31, 2014 and 2013, respectively.

The Company leases office space and certain furniture and equipment pursuant to operating leases with some leases containing renewal options and escalation clauses. Expense for all operating leases was $2,828, $2,760, and $2,569 in 2014, 2013, and 2012, respectively. The future minimum lease payments required under operating leases are as follows:

2015	$1,512
2016	1,115
2017	971
2018	976
2019	955
2020 and beyond	1,027

Total	$6,556

The Company had capital leases to finance furniture and equipment for the Company’s headquarters. These leases were all terminated in 2010 and new leases were entered into in 2011. No new leases were entered into in 2013 or 2014. The cost and accumulated depreciation of the financed assets were $2,976 and $2,357 at December 31, 2014, and $2,976 and $1,613 at December 31, 2013, respectively, and are included in other assets on the Consolidated Balance Sheets. Depreciation on the financed assets was $744, $745, and $868 in 2014, 2013, and 2012, respectively. The present value of the future minimum lease payments for the year ended December 31, 2015 is $783. There are no expected future lease payments in 2016 and beyond.

The Company has a service agreement (the agreement) with certain broker-dealers for a marketing support program related to the distribution of select variable insurance products. Under the agreement, the Company pays a base service fee of 0.10% on the amount of variable insurance products under management at the commencement of the agreement. An additional service fee of 0.15% is calculated on the total variable insurance products under management held in excess of this base amount. The fee is calculated on a monthly basis and is paid quarterly. Either party may terminate the agreement with a 90-day notice. Upon termination, the service fee continues to be paid from the date of termination for a period of ten years provided that the broker-dealer is not in material breach of the contract. In the event of termination, the Company has calculated its total commitment at December 31, 2014, to be $5,796 annually with a total commitment of $57,958. The calculation was based on the total variable insurance products under management as of December 31, 2014, due to the variability in estimating future assets under management (such as sales, lapse rate, and fund performance). Total expense under the agreement amounted to $7,734, $5,980, and $5,095 in 2014, 2013, and 2012, respectively.